Shareholder Fees - VIPOverseasPortfolio-InvestorPRO	Apr. 30, 2025 USD ($)
VIPOverseasPortfolio-InvestorPRO | VIP Overseas Portfolio
Shareholder Fees:
(fees paid directly from your investment)